Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FINANCIAL INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Aug. 31, 2014
RiverFront Conservative Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION RIVERFRONT CONSERVATIVE INCOME BUILDER FUND (THE “FUND”)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and potential for that income to grow over time.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “BUYING, EXCHANGING AND REDEEMING SHARES” at page 80 of the Prospectus and “PURCHASE, EXCHANGE & REDEMPTION OF SHARES” at page 82 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover was 125% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	125.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for certain sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example helps you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example reflects the net operating expenses with expense waivers for the contractual period only. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of Years You Own Your Shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is designed for investors seeking current income and the potential for their income level to grow over time, primarily through investments in fixed-income securities supplemented by dividend-paying stocks. Under normal conditions, the Fund’s portfolio is expected to have between 50% and 80% of its assets invested in various fixed-income securities, including high- and low-grade corporate debt, with the balance of the Fund (typically 20%-50%) invested in a diversified basket of dividend-paying stocks, including small-and mid-cap domestic and foreign securities. The fixed-income securities may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. Under normal conditions, the Fund will generally invest in stock of companies with various market capitalizations but will typically seek to limit its investments in domestic companies within any single market capitalization category to no more than 50% of its total assets in large-cap or mid-cap and no more than 35% in small-cap or micro-cap. The Fund may also invest significantly in exchange-traded funds (ETFs). The Fund’s portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a description of the principal risks of the Fund’s portfolio, which may adversely affect its net asset value and total return. There are other circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment objective. It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
  Allocation Risk. The performance of the Fund will depend largely on the decisions of RiverFront Investment Group, LLC (the “Sub-Adviser” or “RiverFront”) as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, RiverFront’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform poorly in relation to other asset classes or in relation to the equity markets in general from time to time or for extended periods of time.
  Managed Portfolio Risk. The manager’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.
  Sector and Securities Selection Risk. The performance of the Fund is related to the economic sectors that RiverFront may choose to emphasize or deemphasize from time to time, as well as to the individual securities selected by RiverFront within those sectors. The investment returns for particular economic sectors will fluctuate and may be lower than other sectors. In addition, the individual securities chosen for investment within a particular sector may underperform other securities within that same sector.
  Stock Market Risk. The Fund may invest significantly in common stocks. Stock prices vary and may fall, often in tandem with fluctuations in the overall stock markets, thus reducing the value of the Fund’s investments. Certain stocks selected for the Fund’s portfolio may decline in value more than the overall stock markets.
  Interest Rate Risk. The fixed-income securities in which the Fund may invest may be of any quality or duration. Duration is a weighted measure of the length of time a bond will pay out and takes into account interest payments that occur throughout the course of holding the bond. In general, the longer the bond’s duration, the more its price will drop as interest rates go up. The value of the Fund’s investments in fixed-income securities will generally decrease when interest rates rise, which means the Fund’s NAV will likewise decrease.
  Credit Risk. The companies in which the Fund may invest may have their credit rating downgraded, fail financially or be unwilling or unable to make timely payments of interest or principal, thereby reducing the value of the Fund’s portfolio and its income.
  Equity Securities Risk. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Style Investing Risk. To the extent the Fund focuses on a particular style of stocks (such as growth or value), its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks, which are characterized by high price-to-earnings ratios, may be more volatile than value stocks with lower price-to-earnings ratios.
  Small- and Mid-Cap Risk. From time to time, the Fund may invest significantly in small-capitalization and mid- capitalization stocks, which are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of smaller and mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of smaller and mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, smaller and mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.
  ETF Investment Risk. ETFs are investment companies that are bought and sold on a securities exchange. The price of an ETF can fluctuate within a wide range, and the Fund could lose money by investing in an ETF if the prices of the securities owned by the ETF go down. The market price of an ETF’s shares may trade at a premium or discount to their net asset value, meaning that the Fund could pay more to purchase shares of an ETF, or receive less in a sale of shares of an ETF, than the net asset value of the ETF. ETFs are also subject to potential liquidity risk because an active trading market for an ETF’s shares may not develop or be maintained, trading of an ETF’s shares may be halted from time to time, or the shares may be de-listed from the exchange. In addition, the Fund incurs its proportionate shares of the expenses of the ETFs in which it invests, which has the effect of increasing the operating expenses of the Fund and thus the costs of your investment in the Fund.
  High Yield Securities Risk. The Fund may invest in high yield securities. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of the issuers and price fluctuations in response to changes in interest rates. High yield securities are speculative, less liquid than investment grade securities and may be difficult to price or sell, particularly in times of negative sentiment toward high yield securities.
  Foreign Issuer and Emerging Markets Risk. The Fund may invest in securities of foreign issuers, which are subject to certain inherent risks, such as political or economic disruptions or instability of the country of issue, the difficulty of predicting international trade patterns, foreign currency fluctuations, and the possibility of imposition of exchange controls. Such securities may also be subject to greater variations in price than securities of domestic corporations. At times, the prices of foreign stocks and the prices of U.S. stocks have moved in opposite directions. Foreign securities may be less liquid and involve higher transaction costs, as foreign securities markets may be less efficient than U.S. markets. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, or diplomatic developments, which could affect investment in those countries.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is important to read all the disclosure information provided and to understand that you may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time. The bar chart depicts the change in performance from year to year during the periods indicated. The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower. The table compares the Fund’s average annual returns for the periods indicated to broad-based securities market indices. The indices are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. The Fund’s past performance does not necessarily indicate how it will perform in the future. Updated performance information is available on the Fund’s website at www.alpsfunds.com or by calling 866.759.5679.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Fund by showing how the Fund’s performance has varied over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	866.759.5679
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alpsfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (year ended 12/31) Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart figures do not include any applicable sales charges that an investor may pay when they buy or sell shares of the Fund. If sales charges were included, the returns would be lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter – December 31, 2013 3.80% Worst Quarter – June 30, 2013 -0.67% The Fund’s Class A share year-to-date return as of June 30, 2014 was 3.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the period ended December 31, 2013)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table below. The after-tax return information shown below does not apply to Fund shares held through a tax-deferred account, such as a 401(k) plan or an IRA.

		After-tax returns are only shown for Class A shares of the Fund. After-tax returns for Class C shares and Class I shares will vary from those shown for Class A shares due to varying sales charges and expenses among the classes.
RiverFront Conservative Income Builder Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.84%
Other Expenses	rr_OtherExpensesOverAssets	1.84%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.22%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.43%
1 Year	rr_ExpenseExampleYear01	688
3 Years	rr_ExpenseExampleYear03	1,329
5 Years	rr_ExpenseExampleYear05	1,993
10 Years	rr_ExpenseExampleYear10	3,757
1 Year	rr_ExpenseExampleNoRedemptionYear01	688
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,329
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,993
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,757
2013	rr_AnnualReturn2013	9.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.09%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
1 Year	rr_AverageAnnualReturnYear01	3.01%
Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.88%
Other Expenses	rr_OtherExpensesOverAssets	2.13%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.01%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.83%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	2.18%
1 Year	rr_ExpenseExampleYear01	321
3 Years	rr_ExpenseExampleYear03	1,054
5 Years	rr_ExpenseExampleYear05	1,902
10 Years	rr_ExpenseExampleYear10	4,097
1 Year	rr_ExpenseExampleNoRedemptionYear01	221
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,054
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,902
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,097
1 Year	rr_AverageAnnualReturnYear01	7.21%
Since Inception	rr_AverageAnnualReturnSinceInception	7.28%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (as a percentage of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Fund Expenses	rr_Component2OtherExpensesOverAssets	1.81%
Other Expenses	rr_OtherExpensesOverAssets	1.81%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.94%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.76%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	120
3 Years	rr_ExpenseExampleYear03	743
5 Years	rr_ExpenseExampleYear05	1,392
10 Years	rr_ExpenseExampleYear10	3,131
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	743
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,392
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,131
1 Year	rr_AverageAnnualReturnYear01	9.28%
Since Inception	rr_AverageAnnualReturnSinceInception	8.26%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	2.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.26%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012
RiverFront Conservative Income Builder Fund | 30% S&P 500® and 70% Barclays U.S. Aggregate (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.39%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2012

[1]	ALPS Advisors, Inc. (the "Adviser") and RiverFront Investment Group, LLC (the "Sub-Adviser") have contractually agreed to limit the amount of the Fund's total annual expenses, exclusive of Distribution and Service (12b-1) Fees, Shareholder Services Fees, Acquired Fund Fees and Expenses, brokerage expenses, interest expense, taxes and extraordinary expenses, to 0.90% of the Fund's average daily net assets. This agreement is in effect through August 31, 2015. Each of the Adviser and the Sub-Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fee and expense was deferred. This agreement may not be terminated or modified prior to this date except with the approval of the Board of Trustees.